Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Funds

Emerging Markets Great Consumer Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 6, 2016 to the Prospectus dated August 26, 2016

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated August 26, 2016 (the “Prospectus”). This Supplement relates only to the Funds.

Effective immediately, Bert van der Walt is no longer a portfolio manager of the Funds and has been replaced by William Malcolm Dorson. Therefore, the following updates are made to the Funds’ Prospectus:

Under the “Fund Summaries” section of the Prospectus for the Emerging Markets Fund, the “Portfolio Managers” subsection on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

William Malcolm Dorson, Portfolio Manager/Senior Investment Analyst for the Investment Manager, and Rahul Chadha, Co-Chief Investment Officer of Mirae Asset Hong Kong, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Dorson has managed the Fund since December 2016. Mr. Chadha has managed the Fund since its inception.

Under the “Fund Summaries” section of the Prospectus for the Emerging Markets Great Consumer Fund, the “Portfolio Managers” subsection on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

William Malcolm Dorson, Portfolio Manager/Senior Investment Analyst for the Investment Manager, and Joohee An, Senior Portfolio Manager of Mirae Asset Hong Kong, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Dorson has managed the Fund since December 2016. Ms. An has managed the Fund since its inception.

The “Emerging Markets Fund” subsection under the “Portfolio Managers” section on page 38 of the Prospectus is deleted in its entirety and replaced with the following:

Emerging Markets Fund

Information about William Malcolm Dorson and Rahul Chadha, the portfolio managers jointly and primarily responsible for the day-to-day management of Emerging Markets Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
William Malcolm Dorson	2016

William Malcolm Dorson is a Portfolio Manager/Senior Investment Analyst focusing on the emerging markets ex-Asia.  Prior to joining Mirae Asset, Mr. Dorson was an investment analyst at Ashmore Group from 2013 to 2015 where he covered Latin America.  From 2009 to 2011, Mr. Dorson worked at Citigroup, as an Assistant Vice President focusing on asset management for ultra high net worth clients.  Mr. Dorson began his career in 2006 as an analyst on the convertible securities team at Deutsche Bank. Mr. Dorson holds an M.B.A. from the Wharton School, an M.A. in International Studies from the Lauder Institute, and a Bachelor of Arts degree from the University of Pennsylvania.  Mr. Dorson is based in New York and is fluent in Portuguese.

Rahu Chadha	2010

Rahul Chadha is a Co-Chief Investment Officer of Mirae Asset Hong Kong. Prior

to joining Mirae Asset Hong Kong as a Senior Portfolio Manager in 2006, Mr.

Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi and is fluent in Hindi.

The “Emerging Markets Great Consumer Fund” subsection under the “Portfolio Managers” section on page 39 of the Prospectus is deleted in its entirety and replaced with the following:

Emerging Markets Fund

Information about William Malcolm Dorson and Joohee An, the portfolio managers jointly and primarily responsible for the day-to-day management of Emerging Markets Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
William Malcolm Dorson	2016

William Malcolm Dorson is a Portfolio Manager/Senior Investment Analyst focusing on the emerging markets ex-Asia.  Prior to joining Mirae Asset, Mr. Dorson was an investment analyst at Ashmore Group from 2013 to 2015 where he covered Latin America.  From 2009 to 2011, Mr. Dorson worked at  Citigroup, as an Assistant Vice President focusing on asset management for ultra high net worth clients.  Mr. Dorson began his career in 2006 as an analyst on the convertible securities team at Deutsche Bank. Mr. Dorson holds an M.B.A. from the Wharton School, an M.A. in International Studies from the Lauder Institute, and a Bachelor of Arts degree from the University of Pennsylvania.  Mr. Dorson is based in New York and is fluent in Portuguese.

Joohee An	2010

Joohee An is a Senior Portfolio Manager with Mirae Asset Hong Kong, where she manages investments in the Asia region and is a core member of the Global

Investment Team in Hong Kong. Prior to joining Mirae Asset Hong Kong in

2009, Ms. An was at Mirae Asset Global Investments Co., Ltd. in Seoul, where she worked as an investment analyst and portfolio manager from 2006 to 2009. She was an equity analyst at LG Securities from 2004 to 2006. Ms. An has a Bachelor of Business Administration from Yonsei University and is fluent in Korean.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Funds

Emerging Markets Great Consumer Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 6, 2016 to the Statement of Additional Information (“SAI”) dated August 26, 2016

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ SAI dated August 26, 2016.

Effective immediately, Bert van der Walt is no longer a portfolio manager of the Funds and has been replaced by William Malcolm Dorson. Therefore, the following updates are made to the Funds’ SAI:

The “Management of Other Funds and Accounts” subsection under the “Portfolio Managers” section on page 33 of the Funds’ SAI is being deleted in its entirety and is being replaced with the following:

Management of Other Funds and Accounts. The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of April 30, 2016.

	Number of Other Accounts Managed and Assets by Account Type[1,2]
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Names of Portfolio Managers	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Emerging Markets Fund
William Malcolm Dorson[3,4]	2	$165,782,987	8	$113,740,276	1	$382,270
Rahul Chadha	2	$30,226,699	10	$809,714,212	0	$0
Asia Fund
Rahul Chadha	2	$30,226,699	10	$809,714,212	0	$0
EM Great Consumer Fund
William Malcolm Dorson[3,4]	2	$165,782,987	8	$113,740,276	1	$382,270
Joohee An	2	$215,059,187	7	$1,104,790,640	0	$0
Asia Great Consumer Fund
Joohee An	2	$215,059,187	7	$1,104,790,640	0	$0
Global Great Consumer Fund
Ryan Coyle, CFA	2	$24,321,628	17	$1,376,605,185	0	$0
Global Dynamic Bond Fund
Joon Hyuk Heo, CFA	1	$12,343,340	7	$3,108,228,052	0	$0

1

If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2

None of the portfolio managers managed any accounts or assets that charge performance-based fees as of April 30, 2016.

3

Information for William Malcolm Dorson is as of December 6, 2016.

4

William Malcolm Dorson did not manage any accounts or assets that charged performance-based fees as of December 6, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE